BALANCE SHEETS COMPONENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BALANCE SHEETS COMPONENTS
Schedule of prepaid expenses and other current assets

Prepaid expenses as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Engineering, design, and testing	$14,871	$8,016
Software subscriptions	4,531	1,875
Prepayments for Arizona manufacturing equipment	80	13,895
Vehicle engineering	20	4,855
Other	2,338	969
Total prepaid expenses	$21,840	$29,610

Other current assets as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Tenant allowance receivable	$12,905	$20,463
Other current assets	313	115
Total other current assets	$13,218	$20,578

Schedule of other accrued and long-term liabilities

Other accrued liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Construction of Arizona plant	$43,115	$27,906
Engineering, design, and testing	42,518	11,179
Tooling	15,243	138
Professional services	9,083	1,155
Series B convertible preferred shares repurchase liability	3,000	—
Other liabilities	33,124	5,701
Total other accrued liabilities	$146,083	$46,079

Other long-term liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Deferred rent	$28,881	$26,175
Customer deposits	8,028	1,374
Capital leases	1,996	244
Total other long-term liabilities	$38,905	$27,793

Schedule of Property, plant and equipment

Property, plant, and equipment as of June 30, 2021 and December 31, 2020 were as follows (in thousands):

	June 30,	December 31,
	2021	2020
Land and land improvements	$1,050	$1,050
Building and improvements	189,466	—
Machinery	35,847	28,830
Computer equipment and software	20,755	15,716
Leasehold improvements	72,521	47,187
Furniture and fixtures	7,256	4,503
Capital leases	—	3,908
Finance leases	7,674	—
Construction in progress	588,057	636,851
Total property, plant, and equipment	922,626	738,045
Less accumulated depreciation and amortization	(34,852)	(24,771)
Property, plant, and equipment – net	$887,774	$713,274

	June 30,	December 31,
	2021	2020
Tooling	$277,512	$203,241
Construction of Arizona plant	4,701	171,532
Leasehold improvements	59,478	50,790
Machinery and equipment	246,366	211,288
Total construction in progress	$588,057	$636,851

Property, plant, and equipment as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Land and land improvements	$1,050	$—
Machinery	28,830	13,127
Computer equipment and software	15,716	11,921
Leasehold improvements	47,187	10,441
Furniture and fixtures	4,503	1,520
Capital leases	3,908	619
Construction in progress	636,851	119,739
Total property, plant, and equipment	738,039	157,367
Less accumulated depreciation and amortization	(24,771)	(14,554)
Property, plant, and equipment – net	$713,274	$142,813
Construction in progress consisted of the following (in thousands):

	December 31,
	2020	2019
Tooling	$203,241	$27,025
Construction of Arizona plant	171,532	59,842
Leasehold improvements	50,790	22,667
Machinery and equipment	211,288	10,205
Total construction in progress	$636,851	$119,739